Investment properties (Tables)	12 Months Ended
Jun. 30, 2020
Investment Properties [Abstract]
Schedule of investment properties

	06.30.20		06.30.19
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	45,415	289,601	38,116	325,559
Reclassifications of previous periods (IFRS 16)	-	426	-	-
Currency translation adjustment	(670)	53,460	59	(3,001)
Additions	3,621	1,838	5,165	6,446
Additions of capitalized leasing costs	4	16	11	4
Depreciation of capitalized leasing costs (i)	(6)	(9)	(9)	(4)
Transfers	6,116	(28,781)	849	1,135
Disposals	(1,740)	(13,412)	(2,122)	(3,676)
Balance incorporated by business combination	-	244	-	-
Deconsolidation	(1,694)	(155,846)	-	-
Capitalized finance costs	-	-	217	16
Net gain / (loss) from fair value adjustment	28,523	3,061	3,129	(36,878)
Fair value at the end of the year	79,569	150,598	45,415	289,601

(i)	Amortization charges of capitalized leasing costs were included in “Costs” in the Statements of Income (Note 27)
(ii)	Ps. 1,694 corresponde a La Maltería y Ps. 155,846 a Gav-Yam.

Schedule of balance by type of investment property
	06.30.20	06.30.19
Leased out farmland	4,129	2,633
Rental properties	191,175	287,149
Undeveloped parcels of land	27,534	33,713
Properties under development	7,329	11,521
Total	230,167	335,016

Schedule of recognized in the Statements of Income

	06.30.20	06.30.19	06.30.18
Rental and services income	22,131	30,504	27,869
Direct operating expenses	(8,983)	(8,385)	(7,699)
Development expenses	121	(87)	(4,206)
Net realized gain from fair value adjustment of investment property	1,080	822	527
Net unrealized gain / (loss) from fair value adjustment of investment property	30,380	(38,568)	23,554

Schedule of fair value measurements of investment properties
				Sensitivity (i)
				06.30.20		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2019 / (2018)	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.50% to 9.75% /	(406)	539
			(7.00% to 9.00% )			(3,816)	4,353
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 77 / (NIS 63)/	366	(366)

						6,713	(6,713)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.50% to 7.80% /	(198)	261
			(7.00% to 9.00%)			(1,931)	2,207
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 41 / (NIS 87)	165	(165)

						3,047	(3,047)
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	N/A	N/A	N/A
			(7.75% to 9.00%)			(717)	815
		Weighted average rental value per square meter (m2) per month, in NIS	N/A / (NIS 31)	N/A	N/A

						1,731	(1,731)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	4.75% / (6.25%)	(6,059)	7,507	(2,181)	2,31
		Weighted average rental value per square meter (m2) per month, in US$	$US 79 /(US$ 73)	6,284	(6,284)

						4,772	(4,772)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	6.50% / (8.50%)	(1,792)	2,512	(467)	493
		Weighted average rental value per square meter (m2) per month, in US$	$US 25 /(US$ 33)	(1,307)	1,307

						586	(586)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	12.18% / (12.10% )	(4,252)	5,207	(4,668)	5,821
		Growth rate	2.3% / (3%)	2,027	(1,655)	2,195	(1,761)
		Inflation	(*)	8,852	(7,282)	4,088	(3,742)
		Devaluation	(*)	(4,115)	5,030	(4,338)	6,237
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	Ps. 30,148 / (Ps. 14,312)	2,159	(2,159)	1,336	(1,336)
		% of incidence	30% / (30%)	7,196	(7,196)	4,458	(4,458)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2 /
			(5,787 NIS/m2)
		Annual weighted average discount rate	7.00% to 9.00% /	(1,307)	1,307
			(7.00% to 9.00%)			(918)	918

(*)	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81 (corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years.

(i)	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.